Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2022
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Assets Pledged and Received as Collateral
39	ASSETS PLEDGED AND RECEIVED AS COLLATERAL
Assets Pledged
The carrying amounts of assets pledged as collateral at March 31, 2022 and 2021 were as follows:

	At March 31,
	2022	2021

	(In millions)
Cash and deposits with banks	¥201,859	¥15,505
Trading assets	2,333,497	1,965,059
Debt instruments at amortized cost	22,300	22,300
Debt instruments at fair value through other comprehensive income	22,873,692	20,477,063
Equity instruments at fair value through other comprehensive income	5,334	4,136
Loans and advances	11,223,871	10,268,344
Other assets	2,960,376	2,305,749

Total	¥39,620,929	¥35,058,156

The Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.
Loaned securities for which the borrowers have the right to sell or repledge were ¥13,243,816 million and ¥9,837,768 million at March 31, 2022 and 2021, respectively.
For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the Group, refer to Note 5 “Cash and Deposits with Banks.”
Assets Received as Collateral
Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥16,777,657 million and ¥15,701,634 million at March 31, 2022 and 2021, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the Group has the obligation to return equivalent securities upon completion of the transactions. The fair values of securities sold or repledged to others were ¥12,023,020 million and ¥10,446,835 million at March 31, 2022 and 2021, respectively.